Risk (Details 2) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€) € / $
(1%)
SummaryOfRiskLineItems [Line Items]
Conversion rate | € / $	1.1565
Profit/(loss) in P&L	€ (1,552)
Carrying amount	€ 155,225
1%
SummaryOfRiskLineItems [Line Items]
Conversion rate | € / $	1.1336
Profit/(loss) in P&L	€ 1,584
Carrying amount	€ 158,361
(5%)
SummaryOfRiskLineItems [Line Items]
Conversion rate | € / $	1.2023
Profit/(loss) in P&L	€ (7,466)
Carrying amount	€ 149,311
5%
SummaryOfRiskLineItems [Line Items]
Conversion rate | € / $	1.0878
Profit/(loss) in P&L	€ 8,251
Carrying amount	€ 165,028
(10%)
SummaryOfRiskLineItems [Line Items]
Conversion rate | € / $	1.2595
Profit/(loss) in P&L	€ (14,252)
Carrying amount	€ 142,525
10%
SummaryOfRiskLineItems [Line Items]
Conversion rate | € / $	1.0305
Profit/(loss) in P&L	€ 17,420
Carrying amount	€ 174,197